Ordinary Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Ordinary shares, conversion features	The Parent, which is wholly owned by Phoenix TV, holds Class B ordinary shares, each of which is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Class A ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, voting rights	Holders of Class A ordinary shares are entitled to one vote per share
Ordinary shares, shares issued and outstanding	254,909,790	253,250,854
Class B ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, voting rights	Holders of Class B ordinary shares are entitled to 1.3 votes per share
Ordinary shares, shares issued and outstanding	317,325,360	317,325,360